UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.)          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Lincluden Investment Management Limited
Address:       1275 North Service Road W., Suite 607
               Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Alanna Sinclair-Whitty
Title:         Assistant Vice President and Secretary
Phone:        (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty     Oakville, Ontario, Canada      FEBRUARY 8, 2013
[Signature]                         [City, State]                 [Date]

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          69

Form 13F Information Table Value Total:  $1,763,685
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number          Name

NAME OF                           TITLE OF                VALUE    SHARES/     SH/   PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
ISSUER                            CLASS        CUSIP     $1000'S   PRN AMT     PRN   CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD.                        SPON ADR      000375204 $   15,860 762,886      Shs             SOLE      0      762,886
AGNICO EAGLE MINES LTD.         COM           008474108 $   4,661  88,815       Shs             SOLE      0      88,815
AMERICAN GREETINGS CORP CL A    CL A          026375105 $   2,738  162,110      Shs             SOLE      0      162,110
AMERICAN INT'L GROUP INC.       COM           026874784 $   9,901  280,485      Shs             SOLE      0      280,485
APPLIED MATLS INC.              COM           038222105 $   19,771 1,728,218    Shs             SOLE      0      1,728,218
BANK OF AMERICA CORPORATION     COM           060505104 $   11,014 948,679      Shs             SOLE      0      948,679
BANK MONTREAL QUE               COM           063671101 $   31,437 514,100      Shs             SOLE      0      514,100
BANK NOVA SCOTIA HALIFAX        COM           064149107 $   27,470 474,880      Shs             SOLE      0      474,880
BARCLAYS PLC                    ADR           06738E204 $   19,695 1,137,113    Shs             SOLE      0      1,137,113
BARRICK GOLD INC.               COM           067901108 $   38,491 1,098,079    Shs             SOLE      0      1,098,079
BCE INC                         COM           05534B109 $   23,331 543,650      Shs             SOLE      0      543,650
BROOKFIELD PPTYS CORP.          COM           112900105 $   28,313 1,658,293    Shs             SOLE      0      1,658,293
CAE INC.                        COM           124765108 $   13,020 1,284,291    Shs             SOLE      0      1,284,291
CAMECO CORP.                    COM           13321L108 $   754    38,260       Shs             SOLE      0      38,260
CANADIAN IMPERIAL BANK OF COM   COM           136069101 $   17,301 214,905      Shs             SOLE      0      214,905
CANADIAN NATURAL RESOURCES LTD. COM           136385101 $   34,424 1,193,957    Shs             SOLE      0      1,193,957
CANON INC.                      SPON ADR      138006309 $   173    4,415        Shs             SOLE      0      4,415
CHINA MOBILE LIMITED            SPON ADR      16941M109 $   13,375 227,77       Shs             SOLE      0      227,779
CISCO SYSTEMS INC.              COM           17275R102 $   18,829 958,242      Shs             SOLE      0      958,242
COCA-COLA COMPANY               COM           191216100 $   679    18,735       Shs             SOLE      0      18,735
CORNING INC.                    COM           219350105 $   20,342 1,611,896    Shs             SOLE      0      1,611,896
DEVON ENERGY CORP.              COM           25179M103 $   15,961 306,705      Shs             SOLE      0      306,705
EMERSON ELECTRIC COMPANY        COM           291011104 $   21,742 410,538      Shs             SOLE      0      410,538
ENCANA CORP                     COM           292505104 $   31,624 1,597,847    Shs             SOLE      0      1,597,847
EXXON MOBIL CORP.               COM           30231G102 $   17,381 200,824      Shs             SOLE      0      200,824
FRANCE TELECOM SA               SPON ADR      35177Q105 $   15,640 1,415,395    Shs             SOLE      0      1,415,395
GENERAL MOTORS CORP.            COM           37045V100 $   24,536 851,045      Shs             SOLE      0      851,045
GLAXOSMITHKLINE PLC             SPON ADR      37733W105 $   18,027 414,700      Shs             SOLE      0      414,700
HONEYWELL INTL INC              COM           438516106 $   16,778 264,348      Shs             SOLE      0      264,348
ING GROEP N V                   SPON ADR      456837103 $   12,561 1,323,597    Shs             SOLE      0      1,323,597
JOHNSON & JOHNSON               COM           478160104 $   23,065 329,025      Shs             SOLE      0      329,025
JP MORGAN CHASE & CO            COM           46625H100 $   15,401 350,278      Shs             SOLE      0      350,278
MAGNA INTL INC                  COM           559222401 $   37,156 742,925      Shs             SOLE      0      742,925
MANULIFE FINL CORP              COM           56501R106 $   47,114 3,464,110    Shs             SOLE      0      3,464,110
MERCK & CO. INC.                COM           58933Y105 $   397    9,695        Shs             SOLE      0      9,695
METLIFE INC.                    COM           59156R108 $   17,551 531,811      Shs             SOLE      0      531,811
MICROSOFT CORP.                 COM           594918104 $   22,745 851,576      Shs             SOLE      0      851,576
MORGAN STANLEY                  COM           617446448 $   20,085 1,050,489    Shs             SOLE      0      1,050,489
NTT DOCOMO INC.                 SPON ADR      62942M201 $   699    48,495       Shs             SOLE      0      48,495
ORACLE CORP                     COM           68389X105 $   13,590 407,865      Shs             SOLE      0      407,865
PENGROWTH ENERGY CORP.          COM           7006P104  $   985    87,925       Shs             SOLE      0      87,925
PENN WEST PETE LTD NEW          COM           707887105 $   940    59,165       Shs             SOLE      0      59,165
PETROLEO BRASILEIRO             SPON ADR      71654V408 $   11,567  594,105     Shs             SOLE      0      594,105
PFIZER INC                      COM           717081103 $   21,100  841,328     Shs             SOLE      0      841,328
PROCTER & GAMBLE CO             COM           742718109 $   16,808  247,580     Shs             SOLE      0      247,580
RESEARCH IN MOTION LTD.         COM           760975102 $   15,232  1,282,265   Shs             SOLE      0      1,282,265
ROGERS COMMUNICATIONS INC       CL B          775109200 $   31,980  703,435     Shs             SOLE      0      703,435
ROYAL BANK OF CANADA            COM           780087102 $   46,054  763,978     Shs             SOLE      0      763,978
SANOFI AVENTIS                  SPON ADR      80105N105 $   18,865  398,173     Shs             SOLE      0      398,173
SAP AG                          SPON ADR      803054204 $   9,839   122,410     Shs             SOLE      0      122,410
SHAW COMMUNICATIONS             CL B CONV     82028K200 $   211,081 924,175     Shs             SOLE      0      924,175
SIEMENS AG                      SPON ADR      826197501 $   18,468  168,708     Shs             SOLE      0      168,708
STAPLES INC.                    COM           855030102 $   18,360  1,610,567   Shs             SOLE      0      1,610,567
SUN LIFE FINL INC.              COM           866796105 $   31,906  1,405,710   Shs             SOLE      0      1,405,710
SUNCOR ENERGY INC               COM           867229106 $   27,753  842,810     Shs             SOLE      0      842,810
SYMANTEC CORP.                  COM           871503108 $   7,526   399,880     Shs             SOLE      0      399,880
TALISMAN ENERGY INC             COM           87425E103 $   38,483  3,397,993   Shs             SOLE      0      3,397,993
TECK RESOURCES LTD.             CL B          878742204 $   20,441  561,685     Shs             SOLE      0      561,685
TELUS CORP.                     NON -VTG      87971M202 $   1,026   15,755      Shs             SOLE      0      15,755
TEXAS INSTRUMENTS INC.          COM           882508104 $   12,094  391,515     Shs             SOLE      0      391,515
THOMSON REUTERS CORP            COM           884903105 $   325,871 1,132,280   Shs             SOLE      0      1,132,280
TORONTO DOMINION BK ONT         COM NEW       891160509 $   48,664  577,200     Shs             SOLE      0      577,200
TOTAL S A                       SPON ADR      89151E109 $   11,922  229,230     Shs             SOLE      0      229,230
VERIZON COMMUNICATIONS          COM           92343V104 $   21,933  506,877     Shs             SOLE      0      506,877
VODAFONE GROUP PLC              SPON ADR      92857W209 $   9,855   391,225     Shs             SOLE      0      391,225
WAL MART STORES INC             COM           931142103 $   9,881   144,815     Shs             SOLE      0      144,815
WALGREEN CO.                    COM           931422109 $   19,301  521,504     Shs             SOLE      0      521,504
WELLS FARGO & CO NEW            COM           949746101 $   19,157  560,467     Shs             SOLE      0      560,467
ZIMMER HOLDINGS INC.            COM           98956P102 $   12,960  194,425     Shs             SOLE      0      194,425



